Shareholders' Equity (Summary Of Allocation Of The Stock-Based Compensation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation expense	$ 544	$ 437	$ 231
Cost Of Sales [Member]
Stock-based compensation expense	46	24	33
Research And Development Costs [Member]
Stock-based compensation expense	130	96	71
Selling And Marketing Expenses [Member]
Stock-based compensation expense	159	134	65
General And Administrative Expenses [Member]
Stock-based compensation expense	$ 209	$ 183	$ 62